Expense Example - Nationwide Investor Destinations Aggressive Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 3 Years	Service Class Shares 5 Years	Service Class Shares 10 Years
USD ($)	659	837	1,029	1,586	265	511	881	1,922	121	378	654	1,443	54	170	296	665	65	205	357	798	95	296	515	1,143